UNSECURED CONVERTIBLE NOTES	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024
UNSECURED CONVERTIBLE NOTES

NOTE 10 – UNSECURED CONVERTIBLE NOTES

Unsecured convertible notes consisted of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
2024 unsecured convertible note, 4% coupon, due December 2025	$—	$4,050
Unsecured convertible note, 4% coupon, due June 2026*	—	—
Unsecured convertible note, 4% coupon, due July 2026**	3,066	—
Less current portion	(3,066)	(4,050)
Total unsecured convertible note, long term	$—	$—

*	Represents the Second Tranche Note (as described in this Note 10)
**	Represents the Third Tranche Note (as described in this Note 10)

Unsecured convertible note due December 2025 - 2024 Convertible Note

During the year ended December 31, 2024, the Company entered into the Securities Purchase Agreement as described in Note 2 above pursuant to which the Company may issue a series of convertible notes for an aggregate principal not to exceed $36.0 million. During the year ended December 31, 2024, the Company issued a single convertible note in a principal amount of $4.5 million, (as defined above, the “2024 Convertible Note”) of which $4.1 million was funded as of December 31, 2024, representing an original issue discount of ten percent. Interest is payable quarterly at the Company’s option and shall either be (i) paid in cash; (ii) paid-in-kind in shares of common stock; or (iii) compound and become additional principal outstanding. The Company recorded $14 thousand of accrued interest expense in the year ended December 31, 2024. During the three months ended March 31, 2025 the $14 thousand of paid-in-kind interest was rolled into the principal balance of the 2024 Convertible note.

The 2024 Convertible Note is accounted for as a single liability measured at fair value in accordance with ASC 825-10. At March 31, 2025, the Company valued the 2024 Convertible Note using the Monte-Carlo valuation model. See Note 2.

In June 2025, the outstanding principal and interest of the 2024 Convertible Note was converted into 2,538,939 shares of the Company’s common stock, settling in full the Company’s repayment obligations related to that note. Immediately prior to the conversions, the Company remeasured the liability to its fair value as of the conversion date. The Company recognized a gain of $223 thousand and a loss of $626 thousand related to the change in the fair value of the 2024 Convertible Note recorded in other income expense on the consolidated statements of operations for the three and nine months ended September 30, 2025, respectively.

Unsecured convertible note due June 2026 - Second Tranche Note

In June 2025, the Company issued a second convertible note (the “Second Tranche Note”) in accordance with the terms of the Securities Purchase Agreement in the principal amount of $1.5 million, for a purchase price of $1.4 million, representing an original issue discount of ten percent, which matures on June 13, 2026. The Second Tranche Note was recorded at a fair value of $1.4 million. The Company recorded a loss of $124 thousand on the change in fair value of the Second Tranche Note in the three months ended June 30, 2025.

In July 2025, $1.1 million of the outstanding principal and accrued interest of the Second Tranche Note was converted into 988,240 shares of the Company’s common stock. Immediately prior to the conversions, the Company remeasured the liability to its fair value as of the conversion date. The Company recorded a loss of $6 thousand related to the change in fair value as of the conversion date. In August 2025, the remaining $0.4 million of the outstanding principal and accrued interest of the Second Tranche Note was converted into 344,242 shares of the Company’s common stock. Immediately prior to the conversion, the Company remeasured the liability to its fair value at the conversion date. The Company recorded a loss of $12 thousand related to the change in fair value as of the conversion date. The Company recorded a loss of $18 thousand and $142 thousand for the three and nine months ended September 30, 2025.

Unsecured convertible note due July 2026 - Third Tranche Note

In July 2025, the Company issued a third convertible note, (the “Third Tranche Note”), in accordance with the terms of the Securities Purchase Agreement, in the principal amount of $3.0 million, for a purchase price of $2.7 million, representing an original issue discount of 10%, which matures on July 21, 2026. The Third Tranche Note was recorded at an initial fair value of $2.9 million. The Company recorded a loss of $366 thousand on the change in fair value of the Third Tranche Note in the three and nine months ended September 30, 2025.

NOTE 13 – UNSECURED CONVERTIBLE NOTES

Unsecured convertible notes consisted of the following at December 31, 2024 and December 31, 2023, in thousand:

	December 31, 2024	December 31, 2023
2024 unsecured convertible notes, 4% coupon, due December 2025	4,500	—
Less unamortized debt discounts	(450)	—

Total unsecured convertible notes, net of discount	$4,050	$—
Less current portion	(4,050)	—
Total unsecured convertible notes, net of discount non-current	$—	$—

2024 unsecured convertible notes due December 2025 - 2024 Convertible note

During the year ended December 31, 2024, the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”). Under the Securities Purchase Agreement, the Company may issue a series of convertible notes the “2024 Convertible note” for an aggregate principal not to exceed $36.0 million. During the year ended December 31, 2024, the Company issued convertible notes in an aggregate principal amount of $4.5 million, of which $4.1 million was funded as of December 31, 2024, representing an original issue discount of ten percent. Interest is payable quarterly at the Company’s option shall either be (i) paid in cash; (ii) paid-in-kind in shares of common stock; or (iii) compound and become additional principal outstanding. The Company recorded $14 thousand of accrued interest expense in the year ended December 31, 2024.

In conjunction with the issuance of the notes, the Company incurred $450 thousand of closing financing costs, which are presented as an offset to the convertible notes in the consolidated balance sheets as of December 31, 2024.

The 2024 convertible note is accounted for as a single liability measured at fair value in accordance with ASC 825-10.

M2i Global Inc [Member]
UNSECURED CONVERTIBLE NOTES

Note 9 — Convertible Notes Payable

In November 2023, the Company executed a series of 10% Convertible Notes payable to an institutional investor in the aggregate principal amount of $1,080,000. The maturity date is November 30, 2024. Each of the four notes being in the amount of $270,000 and containing an original issue discount of $20,000 and legal fees of $10,000. On November 28, 2023, the Company received the first tranche amounting to $270,000 less $20,000 OID and $10,000 legal fees with a net receipt of $240,000. At the periods ended August 31, 2025 and November 30, 2024, the net balance of the Convertible Note payable was $270,000 and $270,000, respectively. During the nine months ended August 31, 2025, the Company recorded $20,250 interest expense and $0 OID amortization.